Income Taxes (Details 10) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrecognized Tax Benefit [Line Items]
Balance at beginning of year	$ 483	$ 791	$ 128
Increase related to prior year tax positions	368	0	658
Decrease related to prior year tax positions	0	(184)	0
Settlements	0	(93)	0
Lapse of statute of limitations	(63)	(31)	0
Effect of exchange rate change	0	0	5
Balance at end of year	$ 788	$ 483	$ 791